7. Share-based payments (Details 13) - Employee stock options Market price-based [Member]	12 Months Ended
Dec. 31, 2014 $ / shares shares
Number of Warrants
Nonvested, Beginning | shares	5,000,000
Vested | shares	(1,000,000)
Nonvested, Ending | shares	4,000,000
Weighted-average Grant Date Fair Value
Nonvested, Beginning | $ / shares	$ 1.58
Vested | $ / shares	1.58
Nonvested, Ending | $ / shares	$ 1.58